DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt Obligations

As of December 31, 2016 and 2015 the carrying values of our long-term debt obligations, net of unamortized debt issuance costs of $14 million and $20 million, respectively, are as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Senior Notes	$493,461	$491,890
Term Loan	212,070	289,979
North Ocean 105 construction financing	31,877	38,263
Amortizing Notes	7,932	21,205
Other, including capital lease obligation	7,180	2,546
	752,520	843,883
Less: Amounts due within one year	48,125	24,882
Total long-term debt	$704,395	$819,001

Maturities of Long-Term Debt During Five Years

Maturities of long-term debt during the five years subsequent to December 31, 2016 are as follows:

(in thousands)
2017	$49,820
2018	3,427
2019	212,846
2020	-
2021	500,000
Total Debt	$766,093
Debt Issuance Costs	(13,573)
Total Debt - Net of Issuance Costs	$752,520

Summary of Redemption Prices Expressed as Percentage

At any time, or from time to time, on or after May 1, 2017, at our option, we may redeem the Notes, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the Notes to be redeemed) set forth below, together with accrued and unpaid interest to the redemption date, if redeemed during the 12-month period beginning May 1 of the years indicated:

Year	Percentage
2017	104%
2018	102
2019 and thereafter	100